LEASE LIABILITY AND RIGHT OF USE ASSET (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Lease Liability And Right Of Use Asset
Lease liability	$ 131	$ 96
Undiscounted lease liabilities	$ 135	$ 96
Discount rate under operating lease	4.00%